Transactions with Related Parties - Economou and Other (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2017 shares	May 15, 2017 USD ($)	Apr. 06, 2017 USD ($)	Apr. 03, 2017	Mar. 10, 2017 USD ($)	Jan. 19, 2017 USD ($)	Jan. 12, 2017	Dec. 31, 2016 shares	Sep. 09, 2015	Apr. 30, 2015
Common stock shares outstanding | shares	104,274,708							4,711
Very Large Gas Carrier 1 (VLGC)
Time Charter Agreement Duration	5 years
Very Large Gas Carrier 2 (VLGC)
Time Charter Agreement Duration	5 years
Very Large Gas Carrier 3 (VLGC)
Time Charter Agreement Duration	10 years
Very Large Gas Carrier 4 (VLGC)
Time Charter Agreement Duration	10 years
Suezmax newbuilding vessel Samsara
Time Charter Agreement Duration	5 years
Purchase price | $		$ 64,000
Chairman and CEO
Common stock shares outstanding | shares	72,421,515
Percentage Of Shareholder	69.50%
Chairman and CEO | SPII Holdings Inc.
Common stock shares outstanding | shares	12,000,000
Chairman and CEO | Sierra Investments Inc.
Common stock shares outstanding | shares	45,876,061
Chairman and CEO | Mountain Investments Inc.
Common stock shares outstanding | shares	14,545,454
Cardiff LNG Ships Ltd.
Percentage Of Shareholder				100.00%
Cardiff LPG Ships Ltd.
Percentage Of Shareholder				100.00%
Ten Memoranda of Agreements | Suezmax tankers
Number of vessels										4
Ten Memoranda of Agreements | Aframax tankers
Number of vessels										6
Sales Agreements
Number of vessel owning companies									14
Sales Agreements | Capesize
Number of vessels									10
Sales Agreements | Panamax carriers
Number of vessels									4
Sales Agreements | Capesize bulk carriers
Number of vessels									3
LPG Option Agreement | Very Large Gas Carriers (VLGCs)
Number of options for purchase of vessels							4
LPG Option Agreement | Very Large Gas Carrier 1 (VLGC)
Number of vessels						1
Purchase price | $						$ 83,500
LPG Option Agreement | Very Large Gas Carrier 2 (VLGC)
Number of vessels					1
Purchase price | $					$ 83,500
LPG Option Agreement | Very Large Gas Carrier 3 (VLGC)
Number of vessels			1
Purchase price | $			$ 83,500
LPG Option Agreement | Very Large Gas Carrier 4 (VLGC)
Number of vessels			1
Purchase price | $			$ 83,500